Deferred and current taxation - Effective corporation tax rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciles the statutory rate of Irish corporation tax to the Company's effective corporation tax rate
Statutory rate of Irish corporation tax on (loss)/profits	12.50%	12.50%	12.50%
Non-Irish profits and losses subject to other tax rates	(2.90%)	(3.80%)	(2.40%)
Other movements	0.70%	1.00%	(0.20%)
Total effective rate of taxation on (loss)/profits	10.30%	9.70%	9.90%